Changes to Value of Business Acquired (Detail) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
		Dec. 31, 2014	Dec. 31, 2015
Movement in Present Value of Future Insurance Profits [Roll Forward]
Balance at beginning of period		$ 290,795	$ 231,521
Business acquired		0	0
Amortized to expense during the year	[1]	(38,987)	(40,880)
Adjustment for unrealized investment losses during the year		(20,287)
Adjustment for unrealized investment gains during the year			57,061
Balance at end of year		$ 231,521	$ 247,702

[1]	Amount is included in Operating and Acquisition Expenses on the Consolidated Statements of Operations and Other Comprehensive Income (Loss)